CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 3,306,641	$ 2,757,040
Other receivables	86,868	228,764
Prepaid expenses and deposits	130,424	155,413
Investments	21,918	756,100
Finance receivables, net	6,476,204	7,187,988
Total current assets	10,022,055	11,085,305
Non-current assets
Equipment, net	64,873	87,583
Investments	5,845	6,049
Right-of-use asset, net	8,244	32,838
Finance receivables, net	0	907,366
Intangible assets, net	5,145,932	5,355,687
Total assets	15,246,949	17,474,828
Current liabilities
Trade and other payables	4,419,667	4,195,029
Lease obligations	9,634	38,650
Warrants liability	1	31,338
Notes payable	615,562	300,549
Total current liabilities	5,044,864	4,565,566
Total liabilities	5,044,864	4,565,566
SHAREHOLDERS' EQUITY
Warrants	2,437,167	2,723,356
Contributed surplus	30,655,099	30,225,741
Foreign exchange translation reserve	83,497	417,341
Accumulated deficit	(162,923,451)	(157,908,160)
Equity attributable to shareholders of the Company	10,958,219	13,236,763
Non-controlling interests	(756,134)	(327,501)
Shareholders equity	10,202,085	12,909,262
Total liabilities and shareholders' equity	15,246,949	17,474,828
Class A Common Stock Shares [Member]
SHAREHOLDERS' EQUITY
Share capital	151,622	151,622
Class B Common Stock Shares [Member]
SHAREHOLDERS' EQUITY
Share capital	$ 140,554,285	$ 137,626,863